RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

12. RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in these consolidated financial statements are shown below. The remuneration of the Company's directors and other members of key management, being the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following amounts:

	December 31,	December 31,	December 31,
	2022	2021	2020
Management compensation	$720,003	$720,923	$641,845
Management bonus*	-	-	28,423
Share-based expense**	105,792	104,250	335,155
Directors' fees	163,000	163,000	163,000
RSU payment***	23,000	-	-
	$1,011,795	$988,173	$1,168,423

* The Company has management bonus agreements whereby 10% of the annual income before taxes, amortization and share-based expense is equally distributed to management.

** Share-based expense consists of options and RSUs awarded to key management and directors, measured at the fair value of the equity instrument on grant date and does not include any cash compensation.

*** RSU payment consists of cash paid for the repurchase of vested RSUs held by key management and directors.

During the year ended December 31, 2022, the Company paid consulting fees of $60,000 (2021 - $60,000; 2020 - $55,000) to a consulting company owned by the spouse of the Chief Executive Officer.

As at December 31, 2022, amounts due to related parties included in accounts payable and accrued liabilities, which are unsecured and have no interest or specific terms, consist of $Nil (2021 - $Nil) for directors' fees and $Nil (2021 - $Nil) for management bonus.